Segment information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	$ 5,083	$ 5,128	$ 8,236
Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	7,647	7,351	10,316
All Other operating segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	850	736	994
Cost Centers
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	38	119	11
Corporate Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(1,584)	(1,368)	(1,502)
Timing
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(244)	116	(298)
Restructuring Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(441)	(200)
Inventory/cost of sales
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	55	(112)	43
Postretirement Benefits Expense
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(411)	(685)	(696)
Financing Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(502)	(469)	(474)
Equity in Profit/Loss of Unconsolidated Affiliated Companies
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(8)	6	(14)
Currency
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(52)	(110)	108
Other Income Expense Methodology Differences
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(249)	(238)	(249)
Other
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(16)	(18)	(3)
Business
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	8,497	8,087
Machinery, Energy & Transportation | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	6,746	6,361	9,553
Machinery, Energy & Transportation | Business
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	4,174	4,108	7,456
Machinery, Energy & Transportation | Business | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	6,746	6,361	9,553
Machinery, Energy & Transportation | Business | All Other operating segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	850	736	994
Machinery, Energy & Transportation | Business | Cost Centers
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	38	119	11
Machinery, Energy & Transportation | Business | Corporate Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(1,584)	(1,368)	(1,502)
Machinery, Energy & Transportation | Business | Timing
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(244)	116	(298)
Machinery, Energy & Transportation | Business | Restructuring Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(441)	(200)
Machinery, Energy & Transportation | Business | Inventory/cost of sales
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	55	(112)	43
Machinery, Energy & Transportation | Business | Postretirement Benefits Expense
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(411)	(685)	(696)
Machinery, Energy & Transportation | Business | Financing Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(502)	(469)	(474)
Machinery, Energy & Transportation | Business | Equity in Profit/Loss of Unconsolidated Affiliated Companies
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(8)	6	(14)
Machinery, Energy & Transportation | Business | Currency
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(52)	(110)	108
Machinery, Energy & Transportation | Business | Other Income Expense Methodology Differences
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(249)	(238)	(249)
Machinery, Energy & Transportation | Business | Other
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	(24)	(48)	(20)
Financial Products | Business
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	909	1,020	780
Financial Products | Business | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	901	990	763
Financial Products | Business | All Other operating segments
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Cost Centers
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Corporate Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Timing
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Restructuring Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0
Financial Products | Business | Inventory/cost of sales
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Postretirement Benefits Expense
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Financing Costs
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Equity in Profit/Loss of Unconsolidated Affiliated Companies
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Currency
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Other Income Expense Methodology Differences
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	0	0	0
Financial Products | Business | Other
Reconciliation of Consolidated profit (loss) before taxes
Consolidated profit before taxes	$ 8	$ 30	$ 17